Share-based compensation - Fair value inputs (Details)	9 Months Ended
	Sep. 30, 2023 yr $ / shares	Sep. 30, 2022 $ / shares
Share-Based Payment Arrangements [Abstract]
Weighted average stock price valuation (in cad per share)	$ 52.15	$ 44.91
Weighted average exercise price (in cad per share)	$ 52.15	$ 44.91
Risk-free interest rate	3.11%	2.58%
Expected life in years	4.5	6.25
Expected dividend yield	0.00%	0.00%
Volatility	64.00%	63.00%
Weighted average fair value of options issued (in cad per share)	$ 28.15	$ 26.94